Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable upon exercise of the Warrants
Amount Registered | shares	108,372
Proposed Maximum Offering Price per Unit	2.2750
Maximum Aggregate Offering Price	$ 246,546.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 34.05
Offering Note	The shares of common stock of Modular Medical, Inc. (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 193,037 shares of the Registrant’s common stock, par value $0.001 per share, consisting of (a) 108,412 shares of common stock issuable upon the exercise of warrants to purchase shares of common stock, pursuant to Warrant Inducement Letter Agreements, dated September 22, 2025; (b) 32,655 shares of common stock issuable upon the exercise of underwriter’s warrants to purchase shares of common stock, pursuant to the Underwriting Agreement, dated December 10, 2025; and (c) 52,000 shares of common stock issued to two service provides to the Registrant.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on August 3, 2026, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable upon exercise of the Underwriter Warrants
Amount Registered | shares	32,655
Proposed Maximum Offering Price per Unit	2.2750
Maximum Aggregate Offering Price	$ 74,290.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.26
Offering Note	The shares of common stock of Modular Medical, Inc. (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 193,037 shares of the Registrant’s common stock, par value $0.001 per share, consisting of (a) 108,412 shares of common stock issuable upon the exercise of warrants to purchase shares of common stock, pursuant to Warrant Inducement Letter Agreements, dated September 22, 2025; (b) 32,655 shares of common stock issuable upon the exercise of underwriter’s warrants to purchase shares of common stock, pursuant to the Underwriting Agreement, dated December 10, 2025; and (c) 52,000 shares of common stock issued to two service provides to the Registrant.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on August 3, 2026, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	52,000
Proposed Maximum Offering Price per Unit	2.2750
Maximum Aggregate Offering Price	$ 118,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.34
Offering Note	The shares of common stock of Modular Medical, Inc. (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 193,037 shares of the Registrant’s common stock, par value $0.001 per share, consisting of (a) 108,412 shares of common stock issuable upon the exercise of warrants to purchase shares of common stock, pursuant to Warrant Inducement Letter Agreements, dated September 22, 2025; (b) 32,655 shares of common stock issuable upon the exercise of underwriter’s warrants to purchase shares of common stock, pursuant to the Underwriting Agreement, dated December 10, 2025; and (c) 52,000 shares of common stock issued to two service provides to the Registrant.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on August 3, 2026, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.